Annual Total Returns- Vanguard SP Mid-Cap 400 Growth Index Fund (ETF) [BarChart] - ETF - Vanguard SP Mid-Cap 400 Growth Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.15%)	17.11%	32.50%	7.38%	1.85%	14.55%	19.72%	(10.50%)	26.12%	22.51%